FAIR VALUE MEASUREMENT (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Effect of derivative instruments on consolidated statements of operations
Gain (Loss) on change in fair value of derivatives	$ (12,196)	$ 19,656	$ 10,764
Foreign exchange forward contracts
Effect of derivative instruments on consolidated statements of operations
Gain (Loss) on change in fair value of derivatives	(3,738)	$ 19,656	10,460
Foreign exchange option contracts
Effect of derivative instruments on consolidated statements of operations
Gain (Loss) on change in fair value of derivatives			$ 304
Change in fair value of warrants
Effect of derivative instruments on consolidated statements of operations
Gain (Loss) on change in fair value of derivatives	(8,887)
Commodity hedge
Effect of derivative instruments on consolidated statements of operations
Gain (Loss) on change in fair value of derivatives	(7)
Interest rate swaption
Effect of derivative instruments on consolidated statements of operations
Gain (Loss) on change in fair value of derivatives	(107)
Interest rate swap
Effect of derivative instruments on consolidated statements of operations
Gain (Loss) on change in fair value of derivatives	$ 543